Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Vicapsys Life Sciences, Inc.
Entity Central Index Key	0001468639
Entity Tax Identification Number	91-1930691
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7778 Mcginnis Ferry Rd. #270
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(972)
Local Phone Number	891-8033
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7778 Mcginnis Ferry Rd. #270
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(972)
Local Phone Number	891-8033
Contact Personnel Name	Federico Pier